o GOF SAI
                        SUPPLEMENT DATED DECEMBER 8, 1997
                 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

FRANKLIN CUSTODIAN FUNDS, INC. - ADVISOR CLASS
FRANKLIN INVESTMENT GRADE INCOME FUND - ADVISOR CLASS
FRANKLIN TEMPLETON INTERNATIONAL TRUST
FRANKLIN TEMPLETON INTERNATIONAL TRUST - ADVISOR CLASS dated January 1, 1997

FRANKLIN MANAGED TRUST
dated February 1, 1997

FRANKLIN CUSTODIAN FUNDS, INC.
dated February 1, 1997, as amended March 28, 1997

FRANKLIN GLOBAL GOVERNMENT INCOME FUND
FRANKLIN GLOBAL GOVERNMENT INCOME FUND - ADVISOR CLASS
FRANKLIN INVESTORS SECURITIES TRUST
(FIST - FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND, FRANKLIN CONVERTIBLE SECURITIES FUND, AND FRANKLIN EQUITY INCOME FUND) FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT
 SECURITIES FUND - ADVISOR CLASS
FRANKLIN TEMPLETON HARD CURRENCY FUND - ADVISOR CLASS
FRANKLIN TEMPLETON GERMAN GOVERNMENT BOND FUND -
 ADVISOR CLASS
FRANKLIN VALUE FUND
FRANKLIN VALUE FUND - ADVISOR CLASS
DATED MARCH 1, 1997

FRANKLIN NEW YORK TAX-FREE TRUST
TEMPLETON DEVELOPING MARKETS TRUST - ADVISOR CLASS
TEMPLETON INSTITUTIONAL FUNDS, INC.
dated May 1, 1997

FRANKLIN MUTUAL SERIES FUND INC.
dated May 1, 1997, as amended August 19, 1997

FRANKLIN TAX-FREE TRUST
(TF1 - ARIZONA INSURED, FLORIDA INSURED, INSURED, MASSACHUSETTS INSURED, MICHIGAN INSURED, MINNESOTA INSURED, AND OHIO INSURED TAX-FREE INCOME FUNDS) (TF2 - ALABAMA, FLORIDA, GEORGIA, KENTUCKY, LOUISIANA, MARYLAND, MISSOURI, NORTH CAROLINA, TEXAS, AND VIRGINIA TAX-FREE INCOME FUNDS
(TF3 - ARIZONA, COLORADO, CONNECTICUT, HIGH YIELD, INDIANA, MICHIGAN, NEW JERSEY, OREGON, PENNSYLVANIA, AND PUERTO RICO TAX-FREE INCOME FUNDS) dated July 1, 1997

FRANKLIN  TEMPLETON JAPAN FUND
FRANKLIN  TEMPLETON  JAPAN  FUND - ADVISOR  CLASS
TEMPLETON  GLOBAL INVESTMENT TRUST
TEMPLETON GLOBAL INVESTMENT TRUST - ADVISOR CLASS dated August 1, 1997

FRANKLIN  CALIFORNIA GROWTH FUND
FRANKLIN  FEDERAL TAX-FREE INCOME FUND
FRANKLIN GLOBAL HEALTH CARE FUND
FRANKLIN GLOBAL UTILITIES FUND
FRANKLIN NATURAL RESOURCES  FUND - ADVISOR CLASS
FRANKLIN REAL ESTATE SECURITIES FUND
FRANKLIN REAL ESTATE SECURITIES FUND - ADVISOR  CLASS
FRANKLIN  SMALL CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND - ADVISOR CLASS dated September 1, 1997

FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
dated September 15, 1997

FRANKLIN'S AGE HIGH INCOME FUND
FRANKLIN'S  AGE  HIGH  INCOME  FUND -  ADVISOR  CLASS
FRANKLIN  MUNICIPAL SECURITIES  TRUST
FRANKLIN NEW YORK TAX-FREE  INCOME FUND
dated October 1, 1997

FRANKLIN  CALIFORNIA  TAX-FREE TRUST
FRANKLIN EQUITY FUND
FRANKLIN EQUITY FUND - ADVISOR CLASS
FRANKLIN  TEMPLETON  MONEY FUND II
dated November 1, 1997

FRANKLIN GOLD FUND
FRANKLIN GOLD FUND - ADVISOR CLASS
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES dated December 1, 1997

The Statement of Additional Information is amended to replace the first paragraph under "How Do I Buy, Sell and Exchange Shares? - Additional Information on Selling Shares" with the following paragraph:

  SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.